Share-based awards - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				6 Months Ended		12 Months Ended
	Feb. 14, 2017	May 11, 2015	Jan. 17, 2003	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	May 16, 2019	Feb. 13, 2017	Jul. 21, 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Non-cash stock compensation expense not yet recognized				$ 59.1
Unrecognized stock-based compensation expense, weighted average period (in years)				2 years 6 months 3 days
Consultants Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	1,000,000.0							400,000
Limit of shares issued or to be issued pursuant to options granted (in shares)	1,000,000.0
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)	6,000,000.0
Maximum number of shares per employee (in shares)	400,000
Option Plans 2008 | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share	100.00%
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000.0
Maximum number of shares per employee (in shares)			400,000
Maximum number of award as percentage of shares outstanding			10.00%
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding (in years)				5 years 1 month 24 days
Weighted average fair value per option (USD per share)				$ 17.92
Exercisable - number of shares				349,256
Exercisable - weighted average remaining contractual life (in years)				4 years 14 days
Exercisable - weighted average exercise price (USD per share)				$ 66.96
Fully vested total intrinsic value				$ 30.4
Intrinsic value of option exercised				$ 19.3	$ 18.5
Employee Stock Option | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options outstanding fair value (USD per share)				$ 9.72
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding (in years)				8 years
Options outstanding fair value (USD per share)				$ 43.59
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)									1,000,000.0
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)		4,100,000
Ordinary shares which have been reserved for issuance (in shares)		2,500,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)							250,000
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 8.5		$ 14.7
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 15.8		$ 18.8
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)				78,836
Award Date, Prior to 2018 | Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period (in years)				5 years
Shares expiration period (in years)				8 years
Award Date, 2018 And Thereafter | Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period (in years)				1 year
Shares expiration period (in years)				8 years
Non-executive directors | Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period (in years)				1 year